Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	$ 288,012
Net (loss)/income attributable to the Company	(125,730)	$ (106,024)	$ (74,805)
Purchase of additional interests in a subsidiary of an equity investee	(174)
Closing net assets after non-controlling interests	484,116	288,012
Carrying amount of investments	$ 139,505	98,944
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Additional interest acquired (as percent)	30.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	$ 59,712	22,271
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	79,408	76,226
Equity Investees | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	44,541	121,984	110,616
Net (loss)/income attributable to the Company	91,283	19,797	16,860
Purchase of additional interests in a subsidiary of an equity investee	(347)
Dividends declared	(20,756)	(93,957)
Other comprehensive income/(loss)	4,703	(3,264)	(5,492)
Closing net assets after non-controlling interests	119,424	44,541	121,984
Group's share of net assets	59,712	22,271	60,992
Carrying amount of investments	59,712	22,271	60,992
Equity Investees | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS") | Impact of change in accounting policy | ASC 842
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	(19)
Closing net assets after non-controlling interests		(19)
Equity Investees | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	146,759	131,778	132,731
Net (loss)/income attributable to the Company	67,004	61,309	59,767
Dividends declared	(72,179)	(41,654)	(54,923)
Other comprehensive income/(loss)	11,130	(4,672)	(5,797)
Closing net assets after non-controlling interests	152,714	146,759	131,778
Group's share of net assets	76,357	73,380	65,889
Goodwill	3,051	2,846	2,923
Carrying amount of investments	79,408	76,226	$ 68,812
Equity Investees | Shanghai Hutchison Pharmaceuticals Limited ("SHPL") | Impact of change in accounting policy | ASC 842
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	$ (2)
Closing net assets after non-controlling interests		$ (2)